Segment and Geographical Information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Long lived tangible assets by geographic area and total revenue by destination
Total revenues	$ 20,447	$ 19,185	$ 15,608
Long-lived tangible assets	2,987	2,602	2,408
United States [Member]
Long lived tangible assets by geographic area and total revenue by destination
Total revenues	7,541	6,786	5,771
Long-lived tangible assets	1,376	1,190	1,070
Brazil [Member]
Long lived tangible assets by geographic area and total revenue by destination
Total revenues	2,415	2,421	2,355
Long-lived tangible assets	344	326	301
Canada [Member]
Long lived tangible assets by geographic area and total revenue by destination
Total revenues	1,829	1,592	1,102
Long-lived tangible assets	277	250	241
France [Member]
Long lived tangible assets by geographic area and total revenue by destination
Total revenues	1,188	1,029	715
Long-lived tangible assets	75	77	80
Australia [Member]
Long lived tangible assets by geographic area and total revenue by destination
Total revenues	754	721	547
Long-lived tangible assets	34	28	22
Germany [Member]
Long lived tangible assets by geographic area and total revenue by destination
Total revenues	678	650	518
Long-lived tangible assets	33	32	35
Other [Member]
Long lived tangible assets by geographic area and total revenue by destination
Total revenues	6,042	5,986	4,600
Long-lived tangible assets	$ 848	$ 699	$ 659